Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
21)	CASH AND CASH EQUIVALENTS

	As at March 31
Particulars	2017	2018
Cash in hand	88	128
Funds in transit	22,348	33,123
Bank balances	59,262	74,239
Term deposits	20,006	80,157
Total	101,704	187,647

Funds in transit represents the amount collected from customers through credit cards /net banking which is outstanding as at the year end and credited to Group’s bank accounts subsequent to the year end.

The Group’s exposure to interest rate risk and a sensitivity analysis for financial assets and financial liabilities is disclosed in note 5 and 35.